Long Term Investment (Tables)	12 Months Ended
Dec. 31, 2023
Long Term Investment [Abstract]
Schedule of Long Term Investment
	Equity investments accounted for using the equity method(ii)	Cost method investments without readily determinable fair value(i)	Total
	RMB	RMB	RMB
Balance as of January 1, 2022	72,002	29,725	101,727
Additions	75,000	32,000	107,000
Share of gain in equity method investee	25,449	-	25,449
Balance as of December 31, 2022	172,451	61,725	234,176
	Equity investments accounted for using the equity method(ii)	Cost method investments without readily determinable fair value(i)	Total	Total
	RMB	RMB	RMB	US$
Balance as of January 1, 2023	172,451	61,725	234,176	32,983
Additions	21,384	42,500	63,884	8,998
Decrease	-	(444)	(444)	(63)
Share of loss in equity method investee	(31,405)	-	(31,405)	(4,423)
Impairment	-	(11,800)	(11,800)	(1,662)
Balance as of December 31, 2023	162,430	91,981	254,411	35,833